                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 2-87910
                                                              File No. 811-3910

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

         Pre-Effective Amendment No.
                                                  ---------                [ ]
         Post-Effective Amendment No.                37                    [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No.                               38
                                                  ---------


                             VOYAGEUR TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    2005 Market Street, Philadelphia, Pennsylvania               19103-7094
--------------------------------------------------------------------------------
       (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 18, 2002

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on November 18, 2002 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

            this post-effective amendment designates a new effective date for ----------- a previously filed post-effective amendment




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                                                        --- C O N T E N T S ---



This Post-Effective Amendment No. 37 to Registration File No. 2-87910 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures


This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Minnesota Fund - Delaware Tax-Free Minnesota Fund A Class, Delaware Tax-Free Minnesota Fund B Class and Delaware Tax-Free Minnesota Fund C Class.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 27 to the Registration Statement of Voyageur Mutual Funds filed November 18, 2002.

         (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 27 to the Registration Statement of Voyageur Mutual Funds filed November 18, 2002.

                                     PART C

                                Other Information


Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed October 30, 2000.

                  (e)     (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (April 19, 2001) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 36 filed October 31,
                                            2001.

                                    (ii)    Executed Financial Intermediary
                                            Distribution Agreement (January 1,
                                            2001) between Delaware Distributors,
                                            L.P. and Lincoln Financial
                                            Distributors, Inc. on behalf of the
                                            Registrant incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 36
                                            filed October 31, 2001.

                                    (iii)   Executed Appendix A (December 20,
                                            2001) to Financial Intermediary
                                            Distribution Agreement attached as
                                            Exhibit.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) attached as Exhibit.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement
                                   (November 2000) attached as Exhibit.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) attached as Exhibit.

                           (5)      Bank/Trust Agreement. Bank/Trust Agreement
                                   (January 2001) attached as Exhibit.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant attached as Exhibit.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

                                    (i) Executed Schedule B (May 16, 2002) to
                                        Shareholder Services Agreement attached
                                        as Exhibit.

                           (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                                    (i) Executed Schedule B (May 16, 2002) to
                                        Fund Accounting Agreement attached as
                                        Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

                  (n) Plan under Rule 18f-3. Incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

                  (o)      Inapplicable.

                  (p)      Codes of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Business Trust and Delaware Distributors, L.P. attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

                  (q) Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

Item 24.      Persons Controlled by or under Common Control with Registrant.
              None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Adviser. Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Limited-Term Government Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Funds, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a). Incorporated into this filing by reference to Post-Effective Amendment No. 27 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2002.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 27 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2002.

Item 28. Location of Accounts and Records. All accounts and records are maintained at 2005 Market STreet, Philadelphia, PA 19103-7094.

Item 29.      Management Services.  None.

Item 30.      Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 15th day of November, 2002.

                                               VOYAGEUR TAX FREE FUNDS

                                               By: /s/ David K. Downes
                                                   ----------------------------
                                                       David K. Downes
                                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                             Title                                      Date
---------------------------------------------    --------------------------------------------------     --------------------------

/s/ David K. Downes                              President/Chief Executive Officer/ Chief                   November 15, 2002
-------------------------------------            Operating Officer/Chief Financial Officer
David K. Downes                                  (Principal Executive Officer, Principal
                                                 Financial Officer and Principal Accounting
                                                 Officer) and Trustee


/s/ Walter P. Babich                *            Trustee                                                    November 15, 2002
-------------------------------------
Walter P. Babich

/s/ John H. Durham                  *            Trustee                                                    November 15, 2002
-------------------------------------
John H. Durham

/s/ Anthony D. Knerr                *            Trustee                                                    November 15, 2002
-------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                    *            Trustee                                                    November 15, 2002
-------------------------------------
Ann R. Leven

/s/ Thomas F. Madison               *            Trustee                                                    November 15, 2002
-------------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans                *            Trustee                                                    November 15, 2002
-------------------------------------
Janet L. Yeomans


                           *By: /s/ David K. Downes
                                -----------------------
                                    David K. Downes
                                As Attorney-in-Fact for
                            each of the persons indicated


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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



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                                INDEX TO EXHIBITS


Exhibit No.       Exhibit
----------        -------

EX-99.E1iii       Executed Appendix A (December 20, 2001) to Financial Intermediary Distribution Agreement

EX-99.E2          Dealer's Agreement (January 2001)

EX-99.E3          Vision Mutual Fund Gateway Agreement (November 2000)

EX-99.E4          Registered Investment Advisers Agreement (January 2001)

EX-99.E5          Bank/Trust Agreement (January 2001)

EX-99.G1          Form of Amended and Restated Mutual Custody and Services Agreement (May 2002) between Mellon Bank, N.A.
                  and the Registrant

EX-99.H1i         Executed Schedule B (May 16, 2002) to Shareholder Services Agreement

EX-99.H2i         Executed Schedule B (May 16, 2002) to Fund Accounting Agreement

EX-99.J           Consent of Auditors

EX-99.P1          Code of Ethics for the Delaware Investments' Family of Funds (August 2002)

EX-99.P2          Code of Ethics for Delaware Management Business Trust and Delaware Distributors, L.P. (August 2002)

